Property and Equipment Net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Office equipment and computers	$960	$1,098
Fixtures and fittings	3,588	4,602
Laboratory equipment	9,234	10,083
Leasehold improvements	1,581	955
	15,363	16,738
Less: accumulated depreciation	(6,581)	(6,832)
	$8,782	$9,906